SHARE CAPITAL AND RESERVES - Schedule of stock options outstanding and exercisable (Details)	1 Months Ended			12 Months Ended
	Jan. 28, 2021 share $ / shares	Aug. 17, 2020 share $ / shares	Jan. 24, 2020 share $ / shares	Jan. 31, 2021 share $ / shares	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding at beginning of period				3,255,000	2,520,000
Weighted average exercise price, beginning balance | $ / shares				$ 1.78	$ 2.41
Granted	150,000	3,905,000	100,000	4,055,000	1,830,000
Weighted average exercise price granted | (per share)	$ 1.5	$ 0.7	$ 0.8	$ 0.73	$ 1.14
Exercised				(200,000)	(80,000)
Weighted average exercise price of exercised | $ / shares				$ 0.65	$ 0.65
Expired/Cancelled				(145,000)	(1,015,000)
Weighted average exercise price expired/cancelled | $ / shares				$ 0.71	$ 2.28
Number of share options outstanding at end of period				6,965,000	3,255,000	2,520,000
Weighted average exercise price, ending balance | $ / shares				$ 1.22	$ 1.78	$ 2.41
Weighted average remaining life (years)	2 years	2 years	1 year	2 years 18 days	2 years 2 months 4 days	2 years 3 months 18 days